Earnings per share - Computation (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 32.7	€ 34.5
Weighted average Ordinary Shares and shares issuable solely after the passage of time in millions	154.6	163.2
Basic earnings per share	€ 0.21	€ 0.21
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 32.7	€ 34.5
Weighted average Ordinary Shares, shares issuable solely after the passage of time and potential ordinary shares in millions	154.8	163.3
Diluted earnings per share	€ 0.21	€ 0.21